LEASING - Schedule of Right-of-Use Assets Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	$ 2,170.3	$ 1,865.3
Balance as of 31 December	2,842.7	2,170.3	$ 1,865.3
Land and buildings
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	5.5	3.8
Balance as of 31 December	8.1	5.5	3.8
Land and buildings | Right-of-use assets
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	5.5	3.8
Balance as of 31 December	8.1	5.5	3.8
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	4.4	5.6
Balance as of 31 December	3.3	4.4	5.6
Other plant and operating equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	0.8	0.9
Balance as of 31 December	0.5	0.8	0.9
Cost: | Land and buildings | Right-of-use assets
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	14.6	12.0	10.9
Exchange rate adjustments	(0.2)	(0.2)	(0.3)
Additions	5.6	4.4	0.3
Additions from business combinations			1.1
Disposals	2.4	1.6	0.0
Balance as of 31 December	17.6	14.6	12.0	$ 10.9
Cost: | Other plant and operating equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	1.5	1.3	0.7
Exchange rate adjustments	0.0	0.1	0.0
Additions	0.0	0.1		0.1
Additions from business combinations			0.9
Disposals	0.3	0.0		0.4
Balance as of 31 December	1.2	1.5	1.3	0.7
Depreciation: | Land and buildings | Right-of-use assets
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	(9.1)	(8.2)	(6.1)
Exchange rate adjustments	0.2	0.0
Disposals	(2.3)	(1.6)		0.0
Depreciation for the year	2.5	2.5	2.3
Balance as of 31 December	(9.5)	(9.1)	(8.2)	(6.1)
Depreciation: | Other plant and operating equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	(0.7)	(0.4)	(0.5)
Exchange rate adjustments	0.0	(0.1)
Disposals	(0.3)	0.0		(0.3)
Depreciation for the year	0.3	0.4	0.2
Balance as of 31 December	$ (0.7)	$ (0.7)	$ (0.4)	$ (0.5)